Acquisition of Business (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Business Combinations [Abstract]
Schedule of net assets acquired
Fair value
Recognized on
Acquisition
Common stock issued	$6,085,180
Note payable issued	1,332,893
$7,418,073

Cash	$66,994
Accounts receivable	1,761
Inventory	42,613
Equipment and fixtures	1,056,935
Customer base	177,600
Intellectual property and trademarks	583,200
Goodwill	5,810,640
Accounts payable and accrued expenses	(26,104)
Deferred revenue	(26,851)
Debt	(268,715)
Net assets acquired	$7,418,073

Fair value Recognized on Acquisition
Common stock issued	$6,085,180
Note payable issued	1,332,893
$7,418,073
Cash	$66,994
Accounts receivable	1,761
Inventory	42,613
Equipment and fixtures	1,056,935
Customer base	177,600
Intellectual property and trademarks	583,200
Goodwill	5,810,640
Acounts payable and accrued expenses	(26,104)
Deferred revenue	(26,851)
Debt	(268,715)
Net assets acquired	$7,418,073

Schedule of unaudited pro forma condensed financial information
	Six Months Ended
	July 31, 2020
	As Reported	Proforma
Net revenue	$203,814	$629,873
Net loss	(638,063)	(702,975)
Loss per common share - basic and diluted	(0.12)	(0.12)

	January 31,
	2021		2020
	As		As
	Reported	Proforma	Reported	Proforma
Net revenue	$943,702	$1,369,761	$370,647	$1,993,472

Net loss	(2,932,828)	(3,001,178)	(2,766,627)	(2,732,727)

Loss per common share - basic and diluted	(0.51)	0.52	(0.50)	(0.45)